Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 13,137	$ 16,520	$ 14,605
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,343,696	7,268,536	7,184,114
Add assumed exercise of outstanding dilutive potential ordinary shares	91,485	99,448	134,792
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,435,181	7,367,984	7,318,906
Basic income per ordinary share (US$)	$ 1.789	$ 2.273	$ 2.033
Diluted income per ordinary share (US$)	$ 1.767	$ 2.242	$ 1.996
The weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	9,633	43,181	37,304